Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of
	June 30, 2023	December 31, 2022
Accounts receivable	$3,592,789	$2,916,609
Accounts receivable – related parties	601,576	272,546
Less: allowance for estimated credit losses	(162,009)	(94,447)
Accounts receivable, net	$4,032,356	$3,094,708
Accounts receivable, net consisted of the following:
	As of December,
	2022	2021
Accounts receivable	$2,916,609	$1,003,303
Accounts receivable – related parties	272,546	238,892
Less: allowance for doubtful accounts	(94,447)	(94,576)
Accounts receivable, net	$3,094,708	$1,147,619

Schedule of Allowance for Doubtful Accounts	The following table presents the activity in the allowance for doubtful accounts:
	As of December 31,
	2022	2021
Balance at beginning of year	$94,576	$95,121
Foreign translation adjustment	(129)	(545)
Balance at end of year	$94,447	$94,576